Stockholders' Deficiency - Schedule of Stock Warrant (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		3,592,831	2,953,651
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 2 months 12 days	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		3,592,831	2,918,651
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		2,243,550	1,554,245
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 4 months 24 days	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		2,243,550	1,554,245
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		1,184,243	1,169,243
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		1,184,243	1,169,243
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		40,000	40,000
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 1 month 6 days	3 years 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants		40,000	40,000
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		2,500	2,500
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 4 months 24 days	2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		2,500	2,500
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		55,446	55,446
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 9 months 18 days	3 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		55,446	55,446
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		38,559	38,559
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 2 months 12 days	2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		38,559	38,559
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		28,533	58,658
Warrants Exercisable, Weighted Average Remaining Life In Years		8 months 12 days	8 months 12 days
Warrants Exercisable, Exercisable Number of Warrants		28,533	58,658
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	[1]		35,000
Warrants Exercisable, Weighted Average Remaining Life In Years	[1]		0 years
Warrants Exercisable, Exercisable Number of Warrants	[1]
Minimum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 4.00	$ 4.00
Minimum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		5.00	5.00
Minimum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		6.00	6.00
Minimum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		8.00	8.00
Minimum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		10.00	10.00
Minimum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		15.00	15.00
Minimum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		20.00	20.00
Maximum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		4.99	4.99
Maximum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		5.99	5.99
Maximum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		7.99	7.99
Maximum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		9.99	9.99
Maximum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		14.99	14.99
Maximum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		19.99	19.99
Maximum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 80.00	$ 80.00

[1]	A warrant to purchase 35,000 shares of common stock has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.